UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	July 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.4%)

Consumer Discretionary (10.7%):
Advance Auto Parts, Inc.	88,170	$14,977
Dollar Tree, Inc.(a)	163,000	15,695
Johnson Controls, Inc.	294,990	13,546
Target Corp.	214,000	16,121
Tiffany & Co.	60,000	3,871
Time Warner, Inc.	259,000	19,852
		84,062
Consumer Staples (11.6%):
CVS Health Corp.	258,730	23,989
Diageo PLC, ADR	72,300	8,426
Mead Johnson Nutrition Co.	85,500	7,627
Mondelez International, Inc., Class A	223,500	9,829
Philip Morris International, Inc.	221,500	22,208
The Coca-Cola Co.	423,500	18,477
		90,556
Energy (5.7%):
Hess Corp.	66,500	3,568
Occidental Petroleum Corp.	253,929	18,976
Schlumberger Ltd.	271,680	21,876
		44,420
Financials (13.5%):
American Express Co.	210,870	13,593
Chubb Ltd.	108,500	13,591
Simon Property Group, Inc.	67,500	15,325
The Bank of New York Mellon Corp.	459,480	18,104
The Goldman Sachs Group, Inc.	38,500	6,114
The Progressive Corp.	546,500	17,766
U.S. Bancorp	491,000	20,705
		105,198
Health Care (18.9%):
Baxter International, Inc.	302,050	14,504
Celgene Corp.(a)	122,000	13,687
Danaher Corp.	154,202	12,558
Eli Lilly & Co.	104,730	8,681
McKesson Corp.	128,000	24,904
Medtronic PLC	311,500	27,297
Merck & Co., Inc.	317,980	18,653
Pfizer, Inc.	759,930	28,034
		148,318
Industrials (10.4%):
Deere & Co.	96,500	7,499
Fortive Corp.(a)	77,101	3,717
General Electric Co.	1,183,110	36,843
Masco Corp.	197,600	7,208
Stanley Black & Decker, Inc.	47,520	5,783
Stericycle, Inc.(a)	59,000	5,326
Union Pacific Corp.	65,500	6,095
United Parcel Service, Inc., Class B	79,198	8,561
		81,032
Information Technology (17.5%):
Alphabet, Inc., Class C(a)	35,691	27,439
Apple, Inc.	346,700	36,130
Cisco Systems, Inc.	546,870	16,696
Microsoft Corp.	651,000	36,898
Visa, Inc., Class A	198,830	15,519
Xilinx, Inc.	82,500	4,214
		136,896

See notes to schedules of investments.

Security Description	Shares	Value
Materials (4.3%):
Potash Corp. of Saskatchewan, Inc.	837,000	$13,057
Praxair, Inc.	179,000	20,861
		33,918
Telecommunication Services (2.8%):
Verizon Communications, Inc.	394,500	21,859
Total Common Stocks (Cost $640,615)		746,259
Total Investments (Cost $640,615) — 95.4%		746,259
Other assets in excess of liabilities — 4.6%		35,876
NET ASSETS - 100.00%		$782,135

(a)      Non-income producing security.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
NewBridge Large Cap Growth Fund	July 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)

Communications Equipment (1.9%):
Palo Alto Networks, Inc.(a)	9,575	$1,253

Consumer Discretionary (24.6%):
Amazon.com, Inc.(a)	4,400	3,339
Chipotle Mexican Grill, Inc.(a)	2,550	1,081
NIKE, Inc., Class B	29,200	1,621
O’Reilly Automotive, Inc.(a)	6,400	1,860
Starbucks Corp.	34,375	1,996
The Priceline Group, Inc.(a)	1,050	1,418
Tractor Supply Co.	20,600	1,888
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	10,125	2,645
		15,848
Consumer Staples (8.4%):
Constellation Brands, Inc., Class A	12,000	1,976
Costco Wholesale Corp.	8,400	1,405
Monster Beverage Corp.(a)	12,375	1,987
		5,368
Energy (0.9%):
Halliburton Co.	14,000	611

Financials (2.5%):
The Charles Schwab Corp.	57,350	1,630

Health Care (17.3%):
Alexion Pharmaceuticals, Inc.(a)	13,550	1,743
Bristol-Myers Squibb Co.	33,300	2,491
Celgene Corp.(a)	22,300	2,501
Centene Corp.(a)	34,925	2,464
Edwards Lifesciences Corp.(a)	17,100	1,958
		11,157
Industrials (5.2%):
Acuity Brands, Inc.	6,675	1,752
Canadian Pacific Railway Ltd.	10,625	1,591
		3,343
Internet Software & Services (11.3%):
Alphabet, Inc., Class C(a)	4,325	3,335
Facebook, Inc., Class A(a)	31,200	3,866
		7,201
IT Services (7.8%):
Cognizant Technology Solutions Corp., Class A(a)	21,425	1,232
Sabre Corp.	55,200	1,609
Visa, Inc., Class A	27,775	2,168
		5,009
Materials (3.5%):
The Sherwin-Williams Co.	7,475	2,240

Semiconductors & Semiconductor Equipment (4.5%):
Applied Materials, Inc.	52,475	1,380
NXP Semiconductor NV(a)	18,375	1,545
		2,925
Software (6.0%):
Adobe Systems, Inc.(a)	18,900	1,850
Salesforce.com, Inc.(a)	24,400	1,995
		3,845

See notes to schedules of investments.

Security Description	Shares	Value
Technology Hardware, Storage & Peripherals (3.5%):
Apple, Inc.	21,550	$2,246
Total Common Stocks (Cost $38,767)		62,676
Total Investments (Cost $38,767) — 97.4%		62,676
Other assets in excess of liabilities — 2.6%		1,683
NET ASSETS - 100.00%		$64,359

(a)      Non-income producing security.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Select Fund	July 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (88.7%)

Consumer Discretionary (12.3%):
Advance Auto Parts, Inc.	623	$106
Dollar Tree, Inc.(a)	1,279	123
Time Warner, Inc.	1,056	81
		310
Consumer Staples (12.6%):
CVS Health Corp.	1,350	125
Diageo PLC, ADR	1,121	131
Mead Johnson Nutrition Co.	700	62
		318
Energy (5.7%):
Occidental Petroleum Corp.	1,022	76
Schlumberger Ltd.	854	69
		145
Financials (8.8%):
American Express Co.	1,760	114
The Bank of New York Mellon Corp.	2,720	107
		221
Health Care (17.2%):
Baxter International, Inc.	2,426	116
McKesson Corp.	791	154
Pfizer, Inc.	4,384	162
		432
Industrials (6.8%):
General Electric Co.	5,469	170

Information Technology (17.8%):
Alphabet, Inc., Class C(a)	223	171
Microsoft Corp.	2,868	163
Visa, Inc., Class A	1,446	113
		447
Materials (7.5%):
Potash Corp. of Saskatchewan, Inc.	4,372	68
Praxair, Inc.	1,035	121
		189
Total Common Stocks (Cost $2,004)		2,232
Total Investments (Cost $2,004) — 88.7%		2,232
Other assets in excess of liabilities — 11.3%		283
NET ASSETS - 100.00%		$2,515

(a)      Non-income producing security.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	July 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.8%)

Consumer Discretionary (10.9%):
Advance Auto Parts, Inc.	10,600	$1,800
Dollar Tree, Inc.(a)	19,900	1,916
Johnson Controls, Inc.	35,600	1,635
Target Corp.	26,400	1,989
Tiffany & Co.	7,200	465
Time Warner, Inc.	30,900	2,368
		10,173
Consumer Staples (11.6%):
CVS Health Corp.	30,800	2,856
Diageo PLC, ADR	8,500	991
Mead Johnson Nutrition Co.	10,200	910
Mondelez International, Inc., Class A	26,600	1,170
Philip Morris International, Inc.	26,400	2,647
The Coca-Cola Co.	50,500	2,202
		10,776
Energy (5.7%):
Hess Corp.	8,000	429
Occidental Petroleum Corp.	30,300	2,264
Schlumberger Ltd.	32,400	2,609
		5,302
Financials (13.5%):
American Express Co.	25,300	1,631
Chubb Ltd.	12,900	1,616
Simon Property Group, Inc.	8,100	1,839
The Bank of New York Mellon Corp.	54,800	2,159
The Goldman Sachs Group, Inc.	4,600	731
The Progressive Corp.	66,100	2,148
U.S. Bancorp	58,600	2,471
		12,595
Health Care (19.0%):
Baxter International, Inc.	35,900	1,724
Celgene Corp.(a)	14,400	1,616
Danaher Corp.	18,500	1,507
Eli Lilly & Co.	12,700	1,053
McKesson Corp.	15,400	2,996
Medtronic PLC	37,200	3,259
Merck & Co., Inc.	37,800	2,217
Pfizer, Inc.	92,400	3,410
		17,782
Industrials (10.4%):
Deere & Co.	11,500	893
Fortive Corp.(a)	9,500	458
General Electric Co.	140,400	4,372
Masco Corp.	23,600	861
Stanley Black & Decker, Inc.	5,700	694
Stericycle, Inc.(a)	7,000	632
Union Pacific Corp.	7,800	726
United Parcel Service, Inc., Class B	9,300	1,005
		9,641
Information Technology (17.5%):
Alphabet, Inc., Class C(a)	4,187	3,219
Apple, Inc.	41,320	4,306
Cisco Systems, Inc.	65,000	1,984
Microsoft Corp.	77,600	4,399
Visa, Inc., Class A	23,600	1,842
Xilinx, Inc.	9,900	506
		16,256
Materials (4.4%):
Potash Corp. of Saskatchewan, Inc.	99,900	1,558

See notes to schedules of investments.

Security Description	Shares	Value
Praxair, Inc.	21,500	$2,506
		4,064
Telecommunication Services (2.8%):
Verizon Communications, Inc.	47,000	2,604
Total Common Stocks (Cost $85,040)		89,193
Total Investments (Cost $85,040) — 95.8%		89,193
Other assets in excess of liabilities — 4.2%		3,953
NET ASSETS - 100.00%		$93,146

(a)	Non-income producing security.

ADR—American Depositary Receipt
PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Sycamore Established Value Fund	July 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (93.2%)

Consumer Discretionary (8.3%):
CBS Corp., Class B	1,401,600	$73,191
Johnson Controls, Inc.	385,100	17,684
NVR, Inc.(a)	39,700	67,689
Polaris Industries, Inc.	651,600	64,346
TEGNA, Inc.	3,056,500	66,937
The Interpublic Group of Cos., Inc.	2,024,100	46,676
Tiffany & Co.	1,113,100	71,817
		408,340
Consumer Staples (6.6%):
Archer-Daniels-Midland Co.	2,347,600	105,829
Ingredion, Inc.	313,687	41,796
Kellogg Co.	719,900	59,543
Sysco Corp.	1,278,100	66,193
Whole Foods Market, Inc.	1,742,722	53,118
		326,479
Energy (7.3%):
Cimarex Energy Co.	661,200	79,356
Devon Energy Corp.	1,908,200	73,046
Energen Corp.	1,560,300	73,927
PDC Energy, Inc.(a)	1,352,100	74,055
Superior Energy Services, Inc.	3,745,500	59,816
		360,200
Financials (15.5%):
Aflac, Inc.	1,332,400	96,306
Alleghany Corp.(a)	174,000	94,569
American Financial Group, Inc.	617,500	45,139
Citizens Financial Group, Inc.	3,710,900	82,864
DDR Corp.	3,276,500	64,678
Invesco Ltd.	1,418,100	41,380
Markel Corp.(a)	44,400	42,125
Marsh & McLennan Cos., Inc.	950,100	62,469
National Retail Properties, Inc.	454,600	24,167
Old Republic International Corp.	1,472,600	28,539
SunTrust Banks, Inc.	2,444,400	103,374
W.R. Berkley Corp.	1,330,800	77,439
		763,049
Health Care (8.9%):
Agilent Technologies, Inc.	1,951,000	93,862
C.R. Bard, Inc.	236,500	52,912
Cardinal Health, Inc.	879,700	73,543
DENTSPLY SIRONA, Inc.	777,267	49,776
PerkinElmer, Inc.	1,172,500	66,739
Quest Diagnostics, Inc.	1,160,000	100,178
		437,010
Industrials (15.1%):
Allison Transmission Holdings, Inc.	680,092	19,600
Hubbell, Inc.	680,400	73,368
Ingersoll-Rand PLC	1,188,700	78,763
Jacobs Engineering Group, Inc.(a)	1,726,700	92,413
Nordson Corp.	309,900	27,361
Old Dominion Freight Line, Inc.(a)	1,358,500	94,633
Owens Corning, Inc.	1,158,000	61,270
Parker-Hannifin Corp.	885,000	101,059
Republic Services, Inc., Class A	1,137,100	58,288
Rockwell Automation, Inc.	583,000	66,695
Xylem, Inc.	1,528,100	73,058
		746,508
Information Technology (17.8%):
Analog Devices, Inc.	780,200	49,800
Avnet, Inc.	1,184,372	48,678

See notes to schedules of investments.

Security Description	Shares	Value
Booz Allen Hamilton Holdings Corp.	2,619,800	$80,899
Computer Sciences Corp.	900,500	43,071
Fidelity National Information Services, Inc.	994,000	79,053
Flextronics International Ltd.(a)	4,885,600	61,901
FLIR Systems, Inc.	2,325,100	75,751
Hewlett Packard Enterprises Co.	3,848,700	80,900
Keysight Technologies, Inc.(a)	2,353,200	68,808
KLA-Tencor Corp.	949,400	71,879
MAXIMUS, Inc.	790,000	46,547
Motorola Solutions, Inc.	620,200	43,029
On Semiconductor Corp.(a)	6,037,000	60,551
Synopsys, Inc.(a)	1,204,400	65,230
		876,097
Materials (8.4%):
Agrium, Inc.	671,300	60,928
AptarGroup, Inc.	1,069,400	83,606
Avery Dennison Corp.	557,900	43,455
Crown Holdings, Inc.(a)	1,609,800	85,270
International Flavors & Fragrances, Inc.	239,500	31,913
Reliance Steel & Aluminum Co.	625,700	49,080
Scotts Co.	814,500	60,069
		414,321
Utilities (5.3%):
Alliant Energy Corp.	1,780,700	71,673
Atmos Energy Corp.	790,500	63,074
DTE Energy Co.	636,300	62,052
Xcel Energy, Inc.	1,494,900	65,746
		262,545
Total Common Stocks (Cost $3,876,477)		4,594,549

Exchange-Traded Funds (1.6%)
iShares Russell Midcap Value Index Fund	1,030,700	79,333
Total Exchange-Traded Funds (Cost $61,733)		79,333
Total Investments (Cost $3,938,210) — 94.8%		4,673,882
Other assets in excess of liabilities — 5.2%		258,700
NET ASSETS - 100.00%		$4,932,582

(a)	Non-income producing security.

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Sycamore Small Company Opportunity Fund	July 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (93.9%)

Banks (11.5%):
Associated Banc-Corp.	1,798,609	$33,454
Columbia Banking System, Inc.	1,538,100	46,636
Eagle Bancorp, Inc.(a)	978,900	50,463
FNB Corp.	2,822,000	33,723
Independent Bank Corp.	822,171	41,281
Lakeland Financial Corp.	523,700	26,892
Old National Bancorp	1,439,900	18,949
Opus Bank	1,039,100	33,542
Pinnacle Financial Partners, Inc.	415,200	22,051
South State Corp.	530,000	38,642
Sterling BanCorp/DE	3,196,100	53,983
		399,616
Capital Markets (1.0%):
Virtus Investment Partners, Inc.	393,100	33,134
Consumer Discretionary (5.6%):
Caleres, Inc.	252,915	6,657
Callaway Golf Co.	2,649,300	28,348
Culp, Inc.	673,725	19,221
Modine Manufacturing Co.(a)	1,978,916	18,998
Sothebys Holdings, Inc.	601,000	19,466
Steven Madden Ltd.(a)	190,619	6,675
The E.W. Scripps Co., Class A(a)	2,234,900	37,904
Wolverine World Wide, Inc.	2,206,500	54,037
		191,306
Consumer Staples (2.9%):
Sanderson Farms, Inc.	484,624	42,448
Smart & Final Stores, Inc.(a)	354,200	4,884
The Andersons, Inc.	1,393,180	51,520
		98,852
Energy (3.5%):
Delek US Holdings, Inc.	1,704,700	21,343
Helix Energy Solutions Group, Inc.(a)	4,707,420	37,377
Synergy Resources Corp.(a)	5,035,200	32,779
Unit Corp.(a)	2,268,100	28,351
		119,850
Health Care (5.8%):
Analogic Corp.	163,800	13,762
Bruker Corp.	764,346	19,048
CONMED Corp.	821,100	33,370
Haemonetics Corp.(a)	1,326,375	40,215
Halyard Health, Inc.(a)	799,600	27,658
ICU Medical, Inc.(a)	324,400	37,877
WellCare Health Plans, Inc.(a)	246,450	26,321
		198,251
Industrials (24.0%):
ABM Industries, Inc.	734,024	27,313
Aerojet Rocketdyne Holdings, Inc.(a)	1,706,200	32,178
Alamo Group, Inc.	511,000	34,303
Altra Industrial Motion Corp.	1,195,621	33,956
Applied Industrial Technologies, Inc.	1,136,800	53,373
Astec Industries, Inc.	245,500	14,799
AZZ, Inc.	563,600	34,988
Barnes Group, Inc.	1,319,300	50,041
Carlisle Cos., Inc.	238,084	24,592
Celadon Group, Inc.	1,485,500	12,270
Crane Co.	518,800	32,321
EMCOR Group, Inc.	1,353,500	75,389
Encore Wire Corp.	544,334	20,429
Esterline Technologies Corp.(a)	371,700	22,611
Forward Air Corp.	677,400	31,350
FTI Consulting, Inc.(a)	1,061,850	45,490

See notes to schedules of investments.

Security Description	Shares	Value
Granite Construction, Inc.	541,553	$26,959
Mueller Industries, Inc.	554,900	18,889
Quanex Building Products Corp.	1,940,500	38,791
Standex International Corp.	253,400	22,502
Team, Inc.(a)	900,500	24,863
UniFirst Corp.	492,600	57,575
Waste Connections, Inc.	229,819	17,117
Watts Water Technologies, Inc., Class A	422,700	26,144
Werner Enterprises, Inc.	1,022,700	25,690
Woodward, Inc.	401,300	23,492
		827,425
Information Technology (15.6%):
Acxiom Corp.(a)	1,772,400	40,677
ADTRAN, Inc.	1,716,300	31,237
Anixter International, Inc.(a)	900,800	55,201
Diodes, Inc.(a)	1,384,700	25,631
Electronics For Imaging, Inc.(a)	573,900	25,418
Entegris, Inc.(a)	2,849,300	48,694
Littelfuse, Inc.	330,900	41,369
ManTech International Corp., Class A	1,029,600	40,680
Mentor Graphics Corp.	1,565,300	33,435
Mesa Laboratories, Inc.	121,200	14,014
Microsemi Corp.(a)	748,000	29,172
MKS Instruments, Inc.	910,051	41,571
Plexus Corp.(a)	988,400	45,407
PTC, Inc.(a)	897,200	35,646
Sykes Enterprises, Inc.(a)	936,900	28,753
		536,905
Insurance (10.0%):
American Financial Group, Inc.	418,300	30,578
Argo Group International Holdings	571,165	29,638
Brown & Brown, Inc.	1,113,500	40,821
Endurance Specialty Holdings Ltd.	654,600	44,271
FBL Financial Group, Inc., Class A	278,310	17,358
Horace Mann Educators Corp.	463,700	15,849
Infinity Property & Casualty Corp.	464,300	38,091
Kinsale Capital Group, Inc.(a)	623,400	11,390
Old Republic International Corp.	943,100	18,277
ProAssurance Corp.	772,100	39,887
Safety Insurance Group, Inc.	511,200	32,563
Validus Holdings Ltd.	515,300	25,471
		344,194
Materials (7.8%):
Cabot Corp.	617,533	30,068
Calgon Carbon Corp.	1,084,429	14,965
Carpenter Technology Corp.	704,900	27,668
Compass Minerals International, Inc.	309,200	21,517
H.B. Fuller Co.	1,058,800	49,299
Hawkins, Inc.	514,833	22,004
Innophos Holdings, Inc.	608,300	26,193
Neenah Paper, Inc.	387,000	29,191
Orion Engineered Carbons SA	1,326,200	21,683
Sensient Technologies Corp.	341,656	25,224
		267,812
Real Estate Investment Trusts (REITs) (2.8%):
LaSalle Hotel Properties	980,700	27,018
LTC Properties, Inc.	627,400	33,586
Potlatch Corp.	478,700	18,310
Ryman Hospitality Properties, Inc.	338,500	19,037
		97,951
Real Estate Management & Development (0.1%):
Alexander & Baldwin, Inc.	45,512	1,793

Utilities (3.3%):
ALLETE, Inc.	543,000	34,670

See notes to schedules of investments.

Security Description	Shares	Value
El Paso Electric Co.	667,100	$31,807
MGE Energy, Inc.	404,000	22,685
ONE Gas, Inc.	377,800	24,542
		113,704
Total Common Stocks (Cost $2,876,577)		3,230,793

Exchange-Traded Funds (1.5%)
iShares Russell 2000 Value Index Fund	512,400	52,203
Total Exchange-Traded Funds (Cost $47,045)		52,203
Total Investments (Cost $2,923,622) — 95.4%		3,282,996
Other assets in excess of liabilities — 4.6%		157,381
NET ASSETS - 100.00%		$3,440,377

(a)	Non-income producing security.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Expedition Emerging Markets Small Cap Fund	July 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (99.2%)

Brazil (2.4%):
Consumer Discretionary (1.4%):
Estacio Participacoes SA	25,700	$142
Lojas Renner SA	11,800	99
		241
Financials (0.5%):
Sul America SA	15,500	83

Industrials (0.5%):
Localiza Rent a Car SA	7,800	96
		420
Cayman Islands (2.5%):
Consumer Discretionary (2.5%):
Nagacorp Ltd.	290,000	198
Nexteer Automotive Group Ltd.	245,000	243
		441
Chile (1.0%):
Information Technology (1.0%):
Sonda SA	94,533	173

China (2.7%):
Consumer Discretionary (1.4%):
Shenzhou International Group Holdings Ltd.	46,000	243

Health Care (0.1%):
China Animal Healthcare Ltd. (b)(c)	60,000	21

Information Technology (1.2%):
Chinasoft International Ltd. (b)	518,000	210
		474
Hong Kong (4.0%):
Consumer Discretionary (0.9%):
IMAX China Holding, Inc. (b)(d)	29,800	154

Energy (0.9%):
NewOcean Energy Holdings Ltd.	550,000	164

Information Technology (1.0%):
Tongda Group Holdings Ltd.	870,000	176

Telecommunication Services (1.2%):
Citic Telecom International Holdings Ltd.	537,000	202
		696
India (17.5%):
Consumer Discretionary (2.9%):
Himatsingka Seide Ltd.	47,646	194
Inox Leisure Ltd. (b)	35,247	130
PC Jeweller Ltd.	26,950	173
		497
Consumer Staples (3.0%):
Britannia Industries Ltd.	4,642	204
CCL Products India Ltd.	51,741	200
Manpasand Beverages Ltd.	12,136	123
		527
Financials (4.4%):
Cholamandalam Investment and Finance Co. Ltd.	14,426	235
IIFL Holdings Ltd.	68,724	275
JM Financial Ltd.	245,652	263
		773
Health Care (2.7%):
Ajanta Pharma Ltd.	10,365	276
Suven Life Sciences Ltd.	65,862	200
		476

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (2.9%):
Jain Irrigation Systems Ltd.	209,514	$223
Kajaria Ceramics Ltd.	14,857	282
		505
Materials (1.6%):
Aarti Industries Ltd.	32,489	269
		3,047
Indonesia (8.4%):
Consumer Discretionary (4.4%):
PT ACE Hardware Indonesia TBK	2,720,600	202
PT Gajah Tunggal TBK (b)	1,923,100	238
PT Pan Brothers TBK	4,018,600	153
PT Tiphone Mobile Indonesia TBK	3,157,500	166
		759
Health Care (1.1%):
Mitra Keluarga Karyasehat TBK	1,017,900	198

Industrials (2.3%):
Adhi Karya Persero TBK PT	967,000	210
PT Arwana Citramulia TBK	4,506,200	199
		409
Materials (0.6%):
PT Semen Indonesia Persero TBK	142,700	103
		1,469
Korea, Republic Of (18.1%):
Consumer Discretionary (2.8%):
Hana Tour Service, Inc.	1,639	106
Innocean Worldwide, Inc.	2,852	204
Seoul Auction Co. Ltd.	12,210	175
		485
Consumer Staples (2.2%):
GS Retail Co. Ltd.	4,282	193
Kolmar BNH Co. Ltd.	6,134	195
		388
Health Care (4.7%):
DIO Corp. (b)	4,740	242
Dong-A ST Co. Ltd.	1,535	159
Huvitz Co. Ltd.	13,549	188
Value Added Technology Co. Ltd.	6,326	221
		810
Industrials (2.3%):
Hyundai Engineering & Construction Co. Ltd.	6,745	223
LIG Nex1 Co. Ltd.	1,950	182
		405
Information Technology (4.4%):
Kakao Corp.	2,449	199
KGInicis Co. Ltd.	5,310	66
NICE Information & Telecommunication, Inc.	7,015	212
Wonik IPS Co. Ltd. (b)	12,847	285
		762
Materials (1.7%):
SK Chemicals Co. Ltd.	2,859	171
Yonwoo Co. Ltd. (b)	3,458	131
		302
		3,152
Malaysia (3.1%):
Industrials (2.0%):
SKP Resources Berhad (b)	596,600	178
Sunway Construction Group Berhad	408,400	165
		343
Information Technology (1.1%):

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
My E.G. Services Berhad	396,000	$195
		538
Mexico (2.0%):
Consumer Discretionary (0.9%):
Alsea S.A.B. de CV	43,300	155

Financials (1.1%):
Unifin Financiera Sab de CV (d)	70,300	185
		340
Philippines (2.5%):
Consumer Staples (1.3%):
Robinsons Retail Holdings, Inc.	122,640	224

Information Technology (1.2%):
Xurpas, Inc.	540,500	207
		431
Poland (1.2%):
Financials (1.2%):
Kruk SA	4,022	216

Singapore (1.0%):
Materials (1.0%):
Midas Holdings Ltd.	961,200	176

South Africa (4.2%):
Consumer Staples (1.6%):
Clicks Group Ltd.	30,628	275

Financials (0.2%):
Transaction Capital Ltd.	59,782	47

Health Care (1.1%):
Life Healthcare Group Holdings Ltd.	70,474	192

Industrials (1.3%):
The Bidvest Group Ltd.	19,473	224
		738
Taiwan (14.8%):
Consumer Discretionary (6.9%):
Basso Industry Corp.	108,000	338
Bon Fame Co. Ltd.	41,000	198
Hota Industrial Manufacturing Co. Ltd.	52,254	238
Nan Liu Enterprise Co. Ltd.	41,000	202
Poya Co. Ltd.	18,424	227
		1,203
Health Care (3.5%):
Bioteque Corp.	39,000	189
Intai Technology Corp.	43,000	239
United Orthopedic Corp.	74,000	189
		617
Industrials (1.2%):
Kerry TJ Logistics Co. Ltd.	158,000	212

Information Technology (2.5%):
Land Mark Optoelectronics Corp.	12,000	192
Richwave Technology Corp.	5,000	11
Wistron NeWeb Corp.	85,180	228
		431
Materials (0.7%):
Yeong Guan Energy Technology Group Co. Ltd.	24,000	127
		2,590
Thailand (8.4%):
Consumer Discretionary (2.2%):
Beauty Community PLC	833,700	235

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Plan B Media Public Co. Ltd.	928,400	$151
		386
Financials (2.9%):
Group Lease Public Co. Ltd.	185,000	229
Krungthai Card Public Co. Ltd. - NVDR	80,600	284
		513
Health Care (1.2%):
Chularat Hospital Public Co. Ltd. - NVDR	2,261,500	206

Information Technology (1.1%):
KCE Electronics Public Co. Ltd.	67,700	189

Materials (1.0%):
Eastern Polymer Group Public Co. Ltd.	485,300	174
		1,468
Turkey (2.7%):
Consumer Discretionary (0.9%):
Tofas Turk Otomobil Fabrikasi AS	20,520	163

Consumer Staples (0.8%):
Ulker Biskuvi Sanayi AS	21,723	144

Materials (1.0%):
Soda Sanayii AS (d)	122,717	168
		475
United Arab Emirates (2.7%):
Consumer Discretionary (1.5%):
Dubai Parks & Resorts PJSC (b)	564,950	255

Consumer Staples (1.2%):
Agthia Group PJSC	99,229	209
		464
Total Common Stocks (Cost $15,794)		17,308

Collateral for Securities Loaned (1.6%)

United States (1.6%):
Fidelity Prime Money Market Portfolio, 0.45%(e)	280,810	281
Total Collateral for Securities Loaned (Cost $281)		281
Warrants (0.0%)(f)

Thailand (0.0%):(f)
Financials (0.0%):(f)
Group Lease Public Co. Ltd. (b)	19,555	2
Total Warrants (Cost $—)		2
Total Investments (Cost $16,075) — 100.8%		17,591
Liabilities in excess of other assets — (0.8)%		(139)
NET ASSETS - 100.00%		$17,452

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Chile and Mexico were fair valued at July 31, 2016.
(b)	Non-income producing security.
(c)

The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees and has classified it as a Level 3 security. At July 31, 2016, illiquid securities were 0.12% of the Fund’s net assets.

(d)	All or a portion of this security is on loan.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2016.
(f)	Amount represents less than 0.05% of net assets.

NVDR—Non-Voting Depository Receipt
PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
NewBridge Global Equity Fund	July 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (99.5%)

Australia (2.5%):
Financials (2.5%):
Dexus Property Group	35,702	$265
National Australia Bank Ltd.	8,774	177
		442
Brazil (0.8%):
Consumer Staples (0.8%):
Ambev SA, ADR	25,298	146

Canada (4.1%):
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc., Class B	3,674	166

Industrials (1.2%):
Canadian Pacific Railway Ltd.	1,454	218

Telecommunication Services (1.9%):
BCE, Inc.	7,087	339
		723
China (1.2%):
Information Technology (1.2%):
Tencent Holdings Ltd.	8,600	208

Curacao (1.3%):
Energy (1.3%):
Schlumberger Ltd.	2,907	234

Denmark (1.6%):
Financials (0.8%):
Danske Bank A/S	5,196	141

Health Care (0.8%):
Novo Nordisk A/S, Class B	2,471	141
		282
France (3.3%):
Consumer Discretionary (1.8%):
Valeo SA	6,248	321

Industrials (1.5%):
Vinci SA	3,348	254
		575
Germany (1.2%):
Financials (1.2%):
Allianz SE	1,509	216

Hong Kong (1.7%):
Consumer Staples (0.7%):
WH Group Ltd.	164,500	130

Financials (1.0%):
AIA Group Ltd.	27,400	171
		301
India (1.7%):
Financials (0.7%):
Indiabulls Housing Finance Ltd.	10,327	118

Information Technology (1.0%):
Tata Consultancy Services Ltd.	4,564	179
		297
Indonesia (0.8%):
Financials (0.8%):

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
PT Bank Rakyat Indonesia Persero TBK	153,000	$135

Ireland (1.1%):
Health Care (1.1%):
Shire PLC	3,062	198

Italy (1.3%):
Energy (1.3%):
Eni SpA	14,128	217

Japan (8.4%):
Consumer Staples (1.0%):
LAWSON, Inc.	2,300	177

Financials (3.0%):
Daito Trust Construction Co. Ltd.	1,400	235
Sumitomo Mitsui Financial Group, Inc.	8,800	279
		514
Health Care (0.6%):
SUZUKEN Co. Ltd.	3,400	108

Industrials (2.1%):
ITOCHU Corp.	32,600	370

Telecommunication Services (1.7%):
Nippon Telegraph & Telephone Corp.	6,100	290
		1,459
Korea, Republic Of (1.7%):
Consumer Staples (1.0%):
KT&G Corp.	1,543	167

Utilities (0.7%):
Korea Electric Power Corp.	2,420	132
		299
Mexico (0.7%):
Financials (0.7%):
Grupo Financiero Banorte SAB de CV	23,200	127

Netherlands (5.0%):
Energy (3.0%):
Koninklijke Vopak NV	4,847	249
Royal Dutch Shell PLC, Class B	10,440	278
		527
Industrials (1.0%):
Wolters Kluwer NV	4,321	182

Information Technology (1.0%):
NXP Semiconductor NV (b)	1,975	166
		875
Peru (0.8%):
Financials (0.8%):
Credicorp Ltd.	815	131

Singapore (0.9%):
Financials (0.9%):
DBS Group Holdings Ltd.	13,019	151

Spain (1.6%):
Industrials (1.6%):
ACS, Actividades de Construccion y Servicios SA	9,675	277

Sweden (1.6%):
Materials (1.6%):

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Boliden AB	12,444	$274

Switzerland (3.5%):
Financials (3.5%):
Chubb Ltd.	2,815	353
Swiss Re AG	3,006	252
		605
Taiwan (1.8%):
Consumer Staples (1.1%):
President Chain Store Corp.	23,000	187

Financials (0.7%):
Fubon Financial Holding Co. Ltd.	100,000	124
		311
United Arab Emirates (1.0%):
Financials (1.0%):
Dubai Islamic Bank PJSC	121,143	178

United Kingdom (2.0%):
Consumer Discretionary (1.0%):
Compass Group PLC	9,441	179

Telecommunication Services (1.0%):
BT Group PLC	31,066	170
		349
United States (47.9%):
Consumer Discretionary (7.8%):
Amazon.com, Inc. (b)	396	300
Dollar General Corp.	1,870	177
Newell Rubbermaid, Inc.	2,664	140
NIKE, Inc., Class B	1,820	101
O’Reilly Automotive, Inc. (b)	650	189
The Home Depot, Inc.	1,729	239
The Interpublic Group of Cos., Inc.	5,466	126
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	335	88
		1,360
Consumer Staples (6.2%):
Fresh Del Monte Produce, Inc.	4,632	263
Philip Morris International, Inc.	3,414	342
The Estee Lauder Cos., Inc., Class A	3,078	286
The Kroger Co.	5,689	195
		1,086
Energy (2.4%):
EOG Resources, Inc.	2,618	214
Halliburton Co.	4,703	205
		419
Financials (5.2%):
Annaly Capital Management, Inc.	10,531	116
Equinix, Inc.	469	175
SunTrust Banks, Inc.	8,257	349
The PNC Financial Services Group, Inc.	3,318	274
		914
Health Care (8.8%):
Amgen, Inc.	1,692	291
AmSurg Corp. (b)	1,533	115
Becton, Dickinson & Co.	1,379	243
Bristol-Myers Squibb Co.	2,144	160
Celgene Corp. (b)	1,651	185
Centene Corp. (b)	4,940	349
Edwards Lifesciences Corp. (b)	1,616	185
		1,528
Industrials (3.6%):
Cintas Corp.	2,098	225

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Delta Air Lines, Inc.	2,940	$114
General Dynamics Corp.	1,201	177
United Rentals, Inc. (b)	1,472	117
		633
Information Technology (11.2%):
Alphabet, Inc., Class C (b)	374	287
Apple, Inc.	3,143	328
Applied Materials, Inc.	5,238	138
Facebook, Inc., Class A (b)	2,163	268
First Data Corp., Class A (b)	13,426	166
Microsoft Corp.	6,721	381
NVIDIA Corp.	1,879	107
Visa, Inc., Class A	3,470	271
		1,946
Materials (2.7%):
Crown Holdings, Inc. (b)	3,994	212
The Sherwin-Williams Co.	891	267
		479
		8,365
Total Common Stocks (Cost $16,289)		17,375
Total Investments (Cost $16,289) — 99.5%		17,375
Other assets in excess of liabilities — 0.5%		89
NET ASSETS - 100.00%		$17,464

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Canada and Mexico were fair valued at July 31, 2016.
(b)	Non-income producing security.

ADR—American Depositary Receipt
PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
INCORE Fund for Income	July 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (72.5%)

Multi-family (2.2%):
Collateralized Mortgage Obligations (1.9%):
Government National Mortgage Assoc.
Series 2010-136, Class BH, 7.00%, 11/16/40	$1,860	$1,936
Series 2010-140, Class AC, 7.00%, 12/16/37	1,559	1,576
Series 2010-155, Class BH, 7.00%, 6/16/39	7,092	7,304
Series 2012-33, Class AB, 7.00%, 3/16/46	6,490	7,325
Series 2012-67, Class AF, 7.00%, 4/15/44	1,993	2,111
		20,252
Pass-throughs (0.3%):
Government National Mortgage Assoc.
8.75%, 3/20/17	1	1
7.49%, 8/15/20 - 11/15/20	192	197
7.50%, 8/15/21	98	104
6.00%, 1/15/22	99	107
7.92%, 7/15/23	419	422
8.00%, 8/15/26 - 11/15/33	1,329	1,334
7.75%, 6/15/30 - 9/15/33	745	750
8.25%, 9/15/30	222	223
7.00%, 9/20/38	141	166
		3,304
Single Family (70.3%):
Collateralized Mortgage Obligations (3.5%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	358	406
Series 1997-8, Class PN, 7.50%, 5/16/27	58	67
Series 1999-4, Class ZB, 6.00%, 2/20/29	520	587
Series 1999-40, Class ZW, 7.50%, 11/20/29	206	240
Series 2000-9, Class Z, 8.00%, 6/20/30	94	112
Series 2001-10, Class PE, 6.50%, 3/16/31	361	413
Series 2001-15, Class ZH, 6.00%, 4/20/31	399	454
Series 2001-21, Class PE, 6.50%, 5/16/31	294	337
Series 2002-22, Class GF, 6.50%, 3/20/32	63	75
Series 2002-33, Class ZJ, 6.50%, 5/20/32	178	214
Series 2002-40, Class UK, 6.50%, 6/20/32	273	325
Series 2002-45, Class QE, 6.50%, 6/20/32	111	132
Series 2002-47, Class ZA, 6.50%, 7/20/32	298	354
Series 2002-47, Class PG, 6.50%, 7/16/32	42	50
Series 2005-72, Class H, 11.50%, 11/16/17	4	5
Series 2005-74, Class HC, 7.50%, 9/16/35	129	150
Series 2005-74, Class HB, 7.50%, 9/16/35	32	38
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	1,960	2,428
Series 2012-106, Class JM, 7.30%, 10/20/34 (a)	1,567	1,922
Series 2012-30, Class WB, 7.12%, 11/20/39 (a)	7,511	8,875
Series 2013-190, Class KT, 8.27%, 9/20/30 (a)	4,103	4,549
Series 2013-51, Class BL, 6.10%, 4/20/34 (a)	4,284	4,893
Series 2013-64, Class KY, 6.98%, 12/20/38 (a)	3,039	3,577
Series 2013-70, Class KP, 7.19%, 2/20/39 (a)	2,928	3,471
Series 2014-69, Class W, 7.26%, 11/20/34 (a)	368	439
Series 2014-74, Class PT, 7.66%, 5/16/44 (a)	661	779
Series 2015-55, Class PT, 8.07%, 6/20/39	2,322	2,745
		37,637
Pass-throughs (66.8%):
Government National Mortgage Assoc.
7.00%, 5/20/17 - 10/20/38	165,113	201,320
8.00%, 7/20/17 - 4/15/38	74,453	93,464
9.00%, 12/15/17 - 10/15/29	267	306
7.75%, 11/15/20	631	678
10.50%, 12/15/20	67	73
7.95%, 9/15/22	66	74
7.50%, 12/20/22 - 4/20/43	115,451	140,539
7.13%, 3/15/23 - 7/15/25	2,593	2,909
5.50%, 7/15/23 - 9/15/35	984	1,117

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
6.00%, 9/20/23 - 6/15/40	$51,328	$60,158
6.00%, 5/20/32 (b)	696	821
10.00%, 4/15/25 - 2/15/26	4,100	4,459
9.50%, 7/15/25	2	3
6.50%, 12/15/25 - 3/1/43	179,786	214,083
8.50%, 11/20/31 - 2/15/32	3,268	3,842
		723,846
Total Government National Mortgage Association (Cost $769,899)		785,039

U.S. Treasury Obligations (26.6%)
U.S. Treasury Bills, 0.29%, 12/8/16 (c)(d)	14,436	14,421
U.S. Treasury Bonds
9.00%, 11/15/18 (c)	78,313	93,165
8.88%, 2/15/19	149,478	180,430
Total U.S. Treasury Obligations (Cost $286,638)		288,016

Investment Companies (0.0%)(e)
BlackRock Liquidity Funds Fedfund Portfolio, 0.30%(a)	100,179	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $1,056,637) — 99.1%		1,073,155
Other assets in excess of liabilities — 0.9%		10,249
NET ASSETS - 100.00%		$1,083,404

(a)	Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2016.
(b)	Security purchased on a when-issued basis.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(d)	Rate represents the effective yield at purchase.
(e)	Amount represents less than 0.05% of net assets.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	July 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.2%)

Alabama (0.8%):
Athens Alabama School Improvement Warrants, GO, 3.50%, 4/1/46, Callable 4/1/26 @ 100	$500	$519

Alaska (0.9%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks, Series A, 5.13%, 4/1/19, AGM	500	554

Arizona (2.5%):
City of Cottonwood Arizona Pledged Revenue, 2.00%, 7/1/19, AGM	50	52
Goodyear Arizona Water And Sewer Revenue Subordinated Lien, 2.00%, 7/1/21, AGM	500	521
La Paz County Arizona Excise Tax Revenue, 2.00%, 7/1/23, Callable 1/1/18 @ 100, AGM	750	751
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009, Series B, GO, 4.00%, 7/1/20, AGM	250	279
		1,603
California (4.0%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,176
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, Callable 8/1/21 @ 100, AGM (a)	270	304
Gold Oak Unified School District
Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, AGM	255	289
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, AGM	590	675
		2,444
Colorado (0.7%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	396
Eagle Bend Colorado Metropolitan District Number 2, GO, 3.50%, 12/1/40, Callable 12/1/26 @ 100, BAM	60	63
		459
Florida (16.5%):
Callaway Florida Capital Improvement Revenue, 3.00%, 8/1/27, Callable 8/1/25 @ 100, AGM	220	234
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	5,000	5,798
Florida State Governmental Utility Authority Revenue, Lehigh Utility System, 5.00%, 10/1/31, Callable 10/1/24 @ 100, AGM (a)	300	365
Miami-Dade County Florida Water & Sewer Revenue
Series A, 5.00%, 10/1/42, Callable 10/1/22 @ 100(a)	1,000	1,175
Series B, 5.25%, 10/1/20, AGM	1,050	1,241
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,590
		10,403
Illinois (3.4%):
Cook County Illinois School District Number 101 Western Springs, Alternative Revenue Source, Series B, GO, 4.25%, 11/1/38, Callable 11/1/23 @ 100 (a)	1,020	1,111
Kane County Illinous School District Number 131 Aurora East Side, GO, 2.00%, 12/1/20, BAM	1,000	1,034
		2,145
Indiana (4.3%):
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,079
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, AGM	1,500	1,676
		2,755
Kansas (3.8%):
Finney County Kansas Unified School District Number 457, Series A, GO, 3.25%, 9/1/34, Callable 9/1/26 @ 100, AGM	1,000	1,044
Washburn University Kansas Revenue, Series A, 4.00%, 7/1/41, Callable 7/1/25 @ 100	790	865
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18, Prerefunded, ETM	500	538
		2,447

See notes to schedules of investments.

Security Description	Principal Amount	Value
Kentucky (4.9%):
Kentucky State Property & Buildings Commission Revenue
5.00%, 8/1/21	$1,565	$1,843
Series B, 5.00%, 11/1/26	1,000	1,251
		3,094
Maryland (2.6%):
Maryland State Health & Higher Educational Facilities Authority Revenue, LifeBridge Health Obligated Group, 4.13%, 7/1/47, Callable 7/1/25 @ 100	1,500	1,643

Michigan (5.7%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Callable 5/1/21 @ 100, Q-SBLF (a)	200	231
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,467
South Haven Michigan Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/40, Callable 5/1/25 @ 100, AGM	750	893
Wayne Michigan State University Revenues, Series A, 3.00%, 11/15/35, Callable 5/15/26 @ 100	1,000	1,004
		3,595
Minnesota (3.7%):
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, AGM	555	637
Saint Louis County Minnesota Independent School District Number 2142, School Building, Series A, GO, 4.00%, 2/1/22, Student Credit Program	1,500	1,721
		2,358
New Jersey (2.2%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, AGM	1,300	1,413

New York (1.2%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, AGM	740	782

Ohio (8.5%):
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	1,800	1,925
Delaware City Ohio School District, School Facilities Construction & Improvement, GO, 5.25%, 12/1/43, Callable 6/1/23 @ 100 (a)	1,000	1,183
Lucas County Ohio Hospital Revenue, Promedica Health Care, Series B, 4.00%, 11/15/45, Callable 11/15/25 @ 100	1,400	1,517
Marysville Ohio Waste water Treatment System Revenue, 3.50%, 12/1/47, Callable 12/1/25 @ 100, BAM	750	784
		5,409
Pennsylvania (3.5%):
North East Pennsylvania School District, 2.00%, 9/1/25, Callable 9/1/21 @ 100, BAM	500	499
North Pocono Pennsylvania School District, Series A, GO, 2.00%, 9/15/21, State Aid Withholding	500	515
Pennsylvania State, Series 1, GO, 5.00%, 7/1/22	1,000	1,195
		2,209
Tennessee (0.9%):
Memphis Tennessee State, General Improvement, Series B, GO, 4.25%, 4/1/44, Callable 4/1/24 @ 100 (a)	500	560

Texas (25.2%):
China Spring Texas Independent School District, School Building, GO, 5.00%, 8/15/43, Callable 8/15/22 @ 100, PSF-GTD (a)	1,000	1,189
Cypress-Fairbanks Independent School District, GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,257
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	943
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,665
Garland Texas Independent School District
Series A, GO, 3.00%, 2/15/20, Callable 9/6/16 @ 100, PSF-GTD(a)	550	551
Series A, GO, 3.00%, 2/15/22, Callable 9/6/16 @ 100, PSF-GTD(a)	725	726
Grand Prairie Independent School District

See notes to schedules of investments.

Security Description	Principal Amount	Value
GO, 4.00%, 2/15/20, PSF-GTD	$1,275	$1,415
GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,515
Humble Independent School District, School Building, Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,414
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	832
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,502
		16,009
Washington (1.9%):
Snohomish County Washington Public Utility District Number 1 Electric Revenue, 5.00%, 12/1/40, Callable 12/1/25 @ 100	1,000	1,220

Total Municipal Bonds (Cost $56,590)		61,621
Total Investments (Cost $56,590) — 97.2%		61,621
Other assets in excess of liabilities — 2.8%		1,790
NET ASSETS - 100.00%		$63,411

(a)                   Continuously callable with 30 days notice.

AGM—Assured Guaranty Municipal Corporation

BAM—Build America Mutual Assurance Co.

ETM—Escrowed to Maturity

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified-School Board Loan

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	July 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.7%)

General Obligations (55.7%):
County, City & Special District (10.6%):
Greene County, Water System, 4.50%, 12/1/35, Callable 12/1/20 @ 100	$560	$627
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,201
Mansfield Ohio, 2.00%, 12/1/21, AGM	180	187
Summit County
Series R, 5.50%, 12/1/17, FGIC	930	992
Series R, 5.50%, 12/1/18, FGIC	1,095	1,220
		4,227
Hospitals, Nursing Homes & Health Care (2.9%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,167

Public Improvements (2.1%):
Richland County, Correctional Facilities Improvement, 5.88%, 12/1/24, Callable 12/1/18 @ 100, AGM	350	393
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, AGM	400	439
		832
Schools & Educational Services (38.7%):
Arcanum-Butler Ohio Local School District, 3.00%, 12/1/35, Callable 12/1/24 @ 100, School District Credit Program	500	503
Brooklyn City School District, School Improvement, 5.25%, 12/1/43, Callable 12/1/20 @ 100, AGM(a)	2,000	2,310
Carey Exempted Village School District, 5.13%, 11/1/39, Callable 11/1/21 @ 100, Student Credit Program(a)	350	410
Chillicothe Ohio City School District, Series A, 5.00%, 12/1/46, Callable 12/1/24 @ 100, School District Credit Program	1,000	1,192
Columbus Ohio City School District, Refunding Various Purpose, Series B, 5.00%, 12/1/33, Callable 6/1/26 @ 100	1,000	1,255
Delaware City School District, School Facilities Construction & Improvement, 5.25%, 12/1/38, Callable 6/1/23 @ 100(a)	1,240	1,469
Elida Local School District, School Facilities & Construction
1.53%, 12/1/21, AGM(b)	1,455	1,341
1.84%, 12/1/23, AGM(b)	1,455	1,272
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	433
Ohio Schools, Series C, 5.00%, 9/15/19	1,500	1,700
Ohio State Water Development Authority Water Pollution Control Revenue, 5.00%, 6/1/22	500	612
Perry Local School District Allen County, School Improvement, 4.50%, 12/1/43, Callable 12/1/20 @ 100, AGM	600	654
Port Clinton Ohio City School District, 4.00%, 12/1/41, Callable 6/1/23 @ 100	1,000	1,090
Reading Community City School District, Classroom Facilities, Series A, 3.50%, 11/1/49, Callable 11/1/24 @ 100, School District Credit Program	1,180	1,222
		15,463
Utilities (Sewers, Telephone, Electric) (1.4%):
Greene County, Water System, 5.75%, 12/1/22, Callable 12/1/18 @ 100, ETM	500	559
		22,248
Revenue Bonds (42.0%):
Hospitals, Nursing Homes & Health Care (16.0%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B, 4.13%, 9/1/20	1,200	1,340
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,894
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,622
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	552
		6,408
Public Improvements (5.5%):
Huber Heights General Income Tax Special Obligation, 4.75%, 12/1/38, Callable 12/1/21 @ 100, BAM(a)	2,000	2,193

See notes to schedules of investments.

Security Description	Principal Amount	Value
Schools & Educational Services (12.4%):
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, Callable 6/1/20 @ 100, AGM	$1,260	$1,428
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Callable 6/1/21 @ 100, Ohio CCD Program(a)	500	555
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,103
Youngstown State University General Receipts
4.38%, 12/15/18, AGM	685	740
5.00%, 12/15/23, Callable 6/15/19 @ 100, AGM	1,000	1,113
		4,939
Utilities (Sewers, Telephone, Electric) (8.1%):
Hamilton County Sewer System Revenue, Series A, 5.00%, 12/1/38, Callable 12/1/23 @ 100(a)	1,000	1,210
Marysville Ohio Waste water Treatment System Revenue, 3.50%, 12/1/47, Callable 12/1/25 @ 100, BAM	750	784
Ohio State Water Development Authority Revenue, Series A, 5.00%, 12/1/35, Callable 6/1/26 @ 100	1,000	1,257
		3,251
		16,791
Total Municipal Bonds (Cost $35,000)		39,039
Total Investments (Cost $35,000) — 97.7%		39,039
Other assets in excess of liabilities — 2.3%		939
NET ASSETS - 100.00%		$39,978

(a)	Continuously callable with 30 days notice.
(b)	Rate represents the effective yield at purchase.

AGC-ICC—Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation
AGM—Assured Guaranty Municipal Corporation
BAM—Build America Mutual Assurance Co.
ETM—Escrowed to Maturity
FGIC—Financial Guaranty Insurance Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Strategic Allocation Fund	July 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (9.3%)

Victory CEMP Emerging Market Volatility Wtd Index ETF	64,038	$1,687
Victory CEMP US Small Cap Volatility Wtd Index ETF	38,856	1,392
Total Affiliated Exchange-Traded Funds (Cost $2,965)		3,079

Affiliated Mutual Funds (90.1%)

Victory CEMP Commodity Volatility Wtd Index Strategy Fund, Class I	360,955	2,328
Victory CEMP International Volatility Wtd Index Fund, Class I	143,217	1,534
Victory CEMP Long/Short Strategy Fund, Class I	237,957	2,656
Victory CEMP Market Neutral Income Fund, Class I	730,143	6,812
Victory Expedition Emerging Markets Small Cap Fund, Class I	105,956	1,004
Victory INCORE Total Return Bond Fund, Class R6	434,892	4,292
Victory Integrity Discovery Fund, Class Y	44,792	1,658
Victory NewBridge Global Equity Fund, Class I	790,884	9,500
Total Affiliated Mutual Funds (Cost $29,924)		29,784
Total Investments (Cost $32,889) — 99.4%		32,863
Other assets in excess of liabilities — 0.6%		196
NET ASSETS - 100.00%		$33,059

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
INCORE Investment Grade Convertible Fund	July 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.3%)

Utilities (0.3%):
Dominion Resources, Inc.	2,812	$219
Total Common Stock (Cost $221)		219

Convertible Corporate Bonds (74.1%)

Consumer Discretionary (7.3%):
Priceline.com, Inc., Convertible Subordinated Notes, 1.00%, 3/15/18	$1,572	2,328
The Priceline Group, Inc., Convertible Subordinated Notes, 0.35%, 6/15/20	855	1,037
Toll Brothers Finance Corp., Convertible Subordinated Notes, 0.50%, 9/15/32, Callable 9/15/17 @ 100 (a)	1,460	1,419
		4,784
Financials (13.5%):
Ares Capital Corp., 4.38%, 1/15/19	295	307
Ares Capital Corp., Convertible Subordinated Notes, 4.88%, 3/15/17	1,065	1,082
BlackRock Kelso Capital Corp., Convertible Subordinated Notes, 5.50%, 2/15/18	595	610
Janus Capital Group, Inc., Convertible Subordinated Notes, 0.75%, 7/15/18	949	1,383
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 200	1,941	1,978
Old Republic International Corp., 3.75%, 3/15/18	185	238
Old Republic International Corp., Convertible Subordinated Notes, 3.75%, 3/15/18	1,115	1,435
Prospect Capital Corp., 5.88%, 1/15/19	100	101
Prospect Capital Corp., Convertible Subordinated Notes, 5.88%, 1/15/19	512	516
Spirit Realty Capital, Inc., 3.75%, 5/15/21	1,006	1,169
		8,819
Health Care (20.7%):
Alza Corp., Convertible Subordinated Notes, 7/28/20, Callable 8/22/16 @ 88.18 (b)	1,171	2,012
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 0.15%, 9/15/23, Callable 9/6/16 @ 100 (a)(c)	713	1,349
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 8/22/16 @ 90.03 (b)	580	1,802
Illumina, Inc., Convertible Subordinated Notes
—%, 6/15/19	1,120	1,140
0.50%, 6/15/21	1,150	1,213
Medidata Solutions, Inc., Convertible Subordinated Notes, 1.00%, 8/1/18	275	321
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, 0.25%, 2/1/26, Callable 8/26/16 @ 100 (a)	2,032	2,695
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	1,652	3,025
		13,557
Industrials (4.5%):
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	610	1,595
Macquarie Infrastructure Co. LLC, Convertible Subordinated Notes, 2.88%, 7/15/19	1,145	1,325
		2,920
Information Technology (22.7%):
Citrix Systems, Inc., Convertible Subordinated Notes, 0.50%, 4/15/19	1,013	1,187
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	2,080	3,553
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	955	1,456
LinkedIn Corp., 0.50%, 11/1/19	895	886
Micron Technology, Inc., Convertible Subordinated Notes, 3.00%, 11/15/43, Callable 11/20/18 @ 83 (a)	944	761
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	836	2,211
Red Hat, Inc., Convertible Subordinated Notes, 0.25%, 10/1/19	1,840	2,258
Twitter, Inc., Convertible Subordinated Notes, 1.00%, 9/15/21	764	686

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Xilinx, Inc., Convertible Subordinated Notes, 2.63%, 6/15/17	$1,045	$1,842
		14,840
Materials (5.2%):
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	1,785	2,064
RPM International, Inc., Convertible Subordinated Notes, 2.25%, 12/15/20	1,127	1,366
		3,430
Utilities (0.2%):
CenterPoint Energy, Inc., Callable 9/6/16 @ 100	3	141
Total Convertible Corporate Bonds (Cost $44,024)		48,491

Convertible Preferred Stocks (22.4%)

Consumer Staples (1.5%):
Tyson Foods, Inc., 3.21%	12,217	984

Energy (0.7%):
Hess Corp., 1.18%, 2/1/19	6,660	439

Financials (11.7%):
AMG Capital Trust II, 4.75%	26,269	1,446
New York Community Capital Trust V, 5.94%	30,769	1,566
Wells Fargo & Co., 5.75%, Series L	2,557	3,410
Welltower, Inc., 4.77%, Series I	17,695	1,243
		7,665
Health Care (1.1%):
Allergan PLC, 6.57%, Series A	805	722

Industrials (2.2%):
Stanley Black & Decker I, Inc., 5.38%	11,315	1,426

Materials (0.4%):
Alcoa, Inc., 8.13%, Series 1	7,874	285

Utilities (4.8%):
Dominion Resources, Inc., 6.14%	35,782	1,866
NextEra Energy, Inc., 3.48%	20,155	1,258
		3,124
Total Convertible Preferred Stocks (Cost $13,510)		14,645
Total Investments (Cost $57,755) — 96.8%		63,355
Other assets in excess of liabilities — 3.2%		2,062
NET ASSETS - 100.00%		$65,417

(a)	Continuously callable with 30 days notice.
(b)	Continuously callable with 15 days notice.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2016.

LLC—Limited Liability Co.
PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios

Notes to Schedules of Investments

July 31, 2016

(Unaudited)

1. Federal Tax Information:

At July 31, 2016, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	$642,307	$116,589	$(12,637)	$103,952
NewBridge Large Cap Growth Fund	38,824	24,294	(442)	23,852
Select Fund	2,011	260	(39)	221
Special Value Fund	85,082	7,177	(3,066)	4,111
Sycamore Established Value Fund	3,953,138	772,585	(51,841)	720,744
Sycamore Small Company Opportunity Fund	2,930,257	519,187	(166,448)	352,739
Expedition Emerging Markets Small Cap Fund	16,170	1,966	(545)	1,421
NewBridge Global Equity Fund	16,362	1,329	(316)	1,013
INCORE Fund for Income	1,076,048	20,655	(23,548)	(2,893)
National Municipal Bond Fund	56,590	5,031	—	5,031
Ohio Municipal Bond Fund	34,997	4,042	—	4,042
Strategic Allocation Fund	32,895	424	(456)	(32)
INCORE Investment Grade Convertible Fund	58,549	6,270	(1,464)	4,806

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of 50 funds.  The accompanying Schedules of Portfolio Investments are those of the following 13 funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered
Diversified Stock Fund	Class A, C, I, R, R6 and Y
NewBridge Large Cap Growth Fund	Class A, C, I, R and Y
Select Fund	Class A and I
Special Value Fund	Class A, C, I, R and Y
Sycamore Established Value Fund	Class A, C, I, R, R6 and Y
Sycamore Small Company Opportunity Fund	Class A, I, R, R6 and Y
Expedition Emerging Markets Small Cap Fund	Class A, C and I
NewBridge Global Equity Fund	Class A, C, I, R6 and R
INCORE Fund for Income	Class A, C, I, R, R6 and Y
National Municipal Bond Fund	Class A and Y
Ohio Municipal Bond Fund	Class A
Strategic Allocation Fund	Class A, C, I and R
INCORE Investment Grade Convertible Fund	Class A and I

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Victory Portfolios

Notes to Schedules of Investments - continued

July 31, 2016

(Unaudited)

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The NewBridge Global Equity Fund and Expedition Emerging Markets Small Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities.

Victory Portfolios

Notes to Schedules of Investments - continued

July 31, 2016

(Unaudited)

These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of July 31, 2016, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Diversified Stock Fund
Common Stocks	$746,259		$—	$—	$746,259
Total	$746,259		$—	$—	$746,259

NewBridge Large Cap Growth Fund
Common Stocks	62,676		—	—	62,676
Total	$62,676		$—	$—	$62,676

Select Fund
Common Stocks	2,232		—	—	2,232
Total	$2,232		$—	$—	$2,232

Special Value Fund
Common Stocks	89,193		—	—	89,193
Total	$89,193		$—	$—	$89,193

Sycamore Established Value Fund
Common Stocks	4,594,549		—	—	4,594,549
Exchange-Traded Funds	79,333		—	—	79,333
Total	$4,673,882		$—	$—	$4,673,882

Sycamore Small Company Opportunity Fund
Common Stocks	3,230,793		—	—	3,230,793
Exchange-Traded Funds	52,203		—	—	52,203
Total	$3,282,996		$—	$—	$3,282,996

Expedition Emerging Markets Small Cap Fund
Common Stocks	934	(a)	16,353	21	17,308
Collateral for Securities Loaned	281		—	—	281
Warrant	—		2	—	2
Total	$1,215		$16,355	$21	$17,591

NewBridge Global Equity Fund
Common Stocks	10,245	(b)	7,130	—	17,375
Total	$10,245		$7,130	$—	$17,375

Victory Portfolios

Notes to Schedules of Investments - continued

July 31, 2016

(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs (continued)		Level 3 - Other Significant Unobservable Inputs (continued)	Total
INCORE Fund for Income
Government National Mortgage Association	$—	$785,039		$—	$785,039
U.S. Treasury Obligations	—	288,016		—	288,016
Investment Companies	100	—		—	100
Total	$100	$1,073,055		$—	$1,073,155

National Municipal Bond Fund
Municipal Bonds	—	61,621		—	61,621
Total	$—	$61,621		$—	$61,621

Ohio Municipal Bond Fund
Municipal Bonds	—	39,039		—	39,039
Total	$—	$39,039		$—	$39,039

Strategic Allocation Fund
Affiliated Exchange-Traded Funds	3,079	—		—	3,079
Affiliated Mutual Funds	29,784	—		—	29,784
Total	$32,863	$—		$—	$32,863

INCORE Investment Grade Convertible Fund
Common Stock	219	—		—	219
Convertible Corporate Bonds	—	48,491		—	48,491
Convertible Preferred Stocks	8,530	6,115	(c)	—	14,645
Total	$8,749	$54,606		$—	$63,355

(a) All securities categorized as Brazil, Chile and Mexico and all ADRs.

(b) All securities categorized as United States, Canada and Mexico and all ADRs.

(c) AMG Capital Trust II and Wells Fargo & Co, categorized as Financials and NextEra Energy, Inc. categorized as Utilities.

Significant transfers occurred between Levels 1 and 2 based on recognition dates of July 31, 2016 and October 31, 2015. This was due to an infrequently traded security. Exchange closing price is used when available (Level 1) otherwise an evaluated bid is used (Level 2):

Transfers from Level 1 to Level 2
INCORE Investment Grade Convertible Fund
Convertible Preferred Stocks	$4,668

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July 31, 2016

(Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
Expedition Emerging Markets Small Cap Fund	in Securities
Balance as of October 31, 2015	$25
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(4)
Net purchases (sales)	—
Transfer in (out) of Level 3	—
Balance as of July 31, 2016	$21

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of July 31, 2016, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified on the Schedules of Portfolio Investments.

Foreign Currency Contracts:

The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed.

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July 31, 2016

(Unaudited)

A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of July 31, 2016, the Funds had no open forward foreign currency contracts.

Futures Contracts:

Each Fund, with the exception of the NewBridge Large Cap Growth Fund, Select Fund, Sycamore Established Value Fund and NewBridge Global Equity Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. As of July 31, 2016, the Funds had no open futures contracts.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank (the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily.

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July 31, 2016

(Unaudited)

The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds’ Schedules of Portfolio Investments.  The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral.  The Funds pay the Agent fees based on the investment income received from securities lending activities. The Funds pay various fees in connection with the investment of cash collateral.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund’s securities lending agreements which are subject to offset under the MSLA as of July 31, 2016:

	Gross Amount of			Net Amount
	Recognized Assets	Value of Cash	Value of Non-cash	Due to
	(Value of Securities	Collateral Received	Collateral Received	Counterparty	Net Amount
Fund	on Loan) (000)	(000)	(000)	(000)	(000)
Expedition Emerging Markets Small Cap Fund	$270	$270	$—	$11	$—

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Exchange Traded Funds:

Each Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Trustees of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

3. Risks:

An investment in the Funds’ Shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ Shares. An investment in the Funds’ Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

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Notes to Schedules of Investments - continued

July 31, 2016

(Unaudited)

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolios

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	September 26, 2016

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	September 26, 2016